Other Receivables	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
OTHER RECEIVABLES

11. OTHER RECEIVABLES

	Year ended December 31, 2025
$000	2025	2024
Security deposits receivable	174	53
Prepayments	285	92
Taxation receivable	99	32
	558	177

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.